Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Total amount receivables		$ 886,420	$ 810,336
Write-offs amount				$ 78,485
Impairment losses
Research and development expenses, net		$ 56,758	$ 307,962	$ 259,473
Diluted income (loss) per share (in Shares)		5,804,044	5,895,983	5,685,694
Uncertain tax positions
Severance pay expenses		$ 134,233	$ 139,137	$ 81,212
Common Stock [Member]
Significant Accounting Policies [Line Items]
Repurchased ordinary shares (in Shares)	120,715			120,715